                                                    AAL Variable Annuity Account II
                                            Supplement to Prospectuses Dated April 30, 2002
                                                                  for
                                          Single Premium Immediate Variable Annuity Contracts
                                              Issued by Thrivent Financial for Lutherans

Effective at the close of business on April 25, 2003:
o  the Aggressive Growth Subaccount, Equity Income Subaccount, and Money Market Subaccount are no longer investment options for your Contract.
o  the Value Subaccount and a new Money Market Subaccount will be added as investment options to your contract.

The two new Subaccounts correspond to the Value Portfolio and the Money Market Portfolio of LB Series Fund, Inc.  The investment objectives of the two new Portfolios are as follows:

Value Portfolio: To achieve long-term growth of capital.

Money Market Portfolio: To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.

These changes do not affect the Contract Owner Transaction Expenses or the Variable Account Annual Expenses.   With these changes,
the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract will change.  More detail concerning the fees and expenses of the Portfolios of the Funds is contained in the prospectus for each Fund.

         Total Annual Portfolio Operating Expenses (*)                                 Minimum           Maximum
         (expenses that are deducted from the Portfolio assets, including
          management fees and other expenses)                                           0.35%             1.55%

Example

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and
Portfolio fees and expenses.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated.  The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you select a life income payment option with a 10-year guaranteed payment period and do not surrender your Contract at the end of the applicable time period:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
    $160           $224         $476         $663         $786        $1,088        $1,533       $2,088
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

(2)  If you select a 10-year fixed period income payment option and do not surrender your Contract at the end of the applicable time period:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
    $148           $207         $400         $558         $592         $820          $772        $1,063
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

(3)  If you select a life income payment option with a 10-year guaranteed payment period and you surrender your Contract at the end of the applicable period:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
    $218           $282         $512         $698         $804        $1,106        $1,533       $2,088
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

(4)  If you select a 10-year fixed period income payment option and you surrender your Contract at the end of the applicable time period:

---------------------------- ------------------------- -------------------------- -------------------------
          1 Year                     3 Years                    5 Years                   10 Years
---------------------------- ------------------------- -------------------------- -------------------------
   Minimum        Maximum      Minimum      Maximum      Minimum      Maximum       Minimum      Maximum
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------
    $314           $372         $502         $658         $643         $870          $772        $1,063
--------------- ------------ ------------ ------------ ------------ ------------- ------------ ------------

*Certain  expenses were  voluntarily  reimbursed or waived during 2002.  After taking these voluntary  arrangements  into account, the range (minimum and maximum) of total operating  expenses charged by the Portfolios  would have been 0.35% to 1.00%. The reimbursements and waivers may be discontinued at any time.

                                            The date of this Supplement is April 25, 2003.